Summary Prospectus

Alpine Accelerating Dividend Fund
Trading Symbol Institutional Class: AADDX
Trading Symbol Class A: AAADX
February 28, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://www.alpinefunds.com/literature. You may also obtain this information at no cost by calling 1-888-785-5578 or by sending an e-mail request to questions@alpinefunds.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2012, as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 30, 2011, are incorporated by reference into this Summary Prospectus.

Investment Objective

Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund”) seeks income. Long-term growth of capital is a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
Maximum Deferred Sales Charge (Load)	Generally none	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fee	0.25%	None
Other Expenses	1.64%(1)	1.64%
Total Annual Fund Operating Expenses	2.89%	2.64%
Fee Waiver / Expense Reimbursements (2)	(1.29)%	(1.29)%
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement	1.60%	1.35%

(1)	“Other Expenses” for Class A Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

(2)
Subject to an Expense Limitation and Reimbursement Agreement (“Agreement”) effective September 27, 2011, the Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the Class A Shares average net assets and 1.35% of the Institutional Class average net assets until at least February 28, 2013. The Agreement also states the Adviser may recoup from the Fund fees previously paid, waived or absorbed by the Adviser if such reimbursement is made within three years and does not cause the Operating Expenses of the Fund for any year to exceed the Expense Limitation.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$799	$1,280	$1,882	$3,499
Institutional Class	$237	$697	$1,284	$2,877

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Accelerating Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. The Accelerating Dividend Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Accelerating Dividend Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.

The Accelerating Dividend Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the potential for accelerating dividends and capital appreciation. The Accelerating Dividend Fund seeks to invest in issuers with a history of or potential for “accelerating dividends,” dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, the Adviser analyzes each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide accelerating dividends as well the sustainability of dividend growth. The Accelerating Dividend Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level (small, mid or large) and in any sector or industry.

The Accelerating Dividend Fund intends to invest in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Accelerating Dividend Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Accelerating Dividend Fund limits its investments in countries that are considered emerging markets to no more than 25% of the Accelerating Dividend Fund’s net assets at any one time. An “emerging market” country is any country that is listed on the MSCI Emerging Market Index. Allocation of the Accelerating Dividend Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Accelerating Dividend Fund screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued.

The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Certain of the Accelerating Dividend Fund’s investment strategies may limit the amount of dividend income the Accelerating Dividend Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Accelerating Dividend Fund’s distributions will be designated as qualified dividend income.

Principal Investment Risks

An investment in the Accelerating Dividend Fund, like any investment, is subject to certain risks. The value of the Accelerating Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Accelerating Dividend Fund’s shares to increase or decrease. You could lose money on an investment. By itself, the Accelerating Dividend Fund does not constitute a balanced investment program.

•
Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperforms the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur.

•
Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•
Foreign Currency Transactions — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates.  A Fund may enter into foreign currency transactions to try to manage this risk. A Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates.

•
Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•
Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

•
Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•
Micro Capitalization Company Risk — The Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million. Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies. Accordingly, the stocks of micro-cap companies may be more volatile and more thinly traded, and therefore more illiquid, than stocks of companies with larger capitalizations.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•
Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•
Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The following bar chart and table illustrates the risk of investing in the Accelerating Dividend Fund. The information below illustrates how the Fund’s performance has varied and the risks of investing in the Fund by showing its highest and lowest quarterly returns. The bar chart shows changes in the yearly performance of the Fund for full calendar years. The Class A Shares of the Fund were not issued prior to December 30, 2011, and therefore no performance information is available. The historical performance of the Institutional Class (formerly known as the Investor Class) is used to calculate the performance for Class A Shares. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time to benchmark indices. To the extent that the Fund’s historical performance resulted from gains derived from participation in initial public offerings (“IPOs”) and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. To the extent that the Fund engaged in leverage, this may have impacted performance. Past performance (before and after taxes) does not indicate how the Accelerating Dividend Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Accelerating Dividend Fund
Calendar Year Total Returns as of 12/31 Each Year
Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart:
Best Quarter		Worst Quarter
14.26%	9/30/09	(15.77)%	9/30/11

Average Annual Total Returns
(For the periods ending December 31, 2011)
Alpine Accelerating Dividend Fund – Institutional Class	1 Year	Since Inception 11/5/2008
Return Before Taxes	0.64%	11.95%
Return After Taxes on Distributions	(1.19)%	10.83%
Return After Taxes on Distributions and Sale of Fund Shares	2.06%	10.08%

S&P 500 Index	2.11%	9.78%
(reflects no deduction for fees, expenses or taxes)

Dow Jones Industrial Average	8.38%	11.06%
(reflects no deduction for fees, expenses or taxes)

Lipper Equity Income Funds Average	3.07%	13.14%(1)
(reflects no deduction for fees, expenses or taxes)

(1)	The Lipper Equity Income Funds Average reflects a return from November 6, 2008 through December 31, 2011.

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management

Investment Adviser

Alpine Woods Capital Investors, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Mr. Bryan Keane, Portfolio Manager, and Andrew Kohl, Portfolio Manager, are the co-portfolio managers primarily responsible for the investment decisions of the Fund. Mr. Keane and Mr. Kohl have both managed the Fund since August 2010.

Purchase and Sale of Fund Shares

Class A

You may purchase or redeem Fund shares on any day the NYSE is open by contacting your financial intermediary. The minimum initial amount of investment in the Fund is $2,500. There is no minimum for subsequent investments.

Institutional Class

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Fund is $1,000,000. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your adviser or visit your financial intermediary’s website for more information.